Executive and Supervisory Board Compensation - Share-Based Payment for Executive Board Members (Details) - Executive Board € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) item	Dec. 31, 2022 EUR (€) item	Dec. 31, 2021 EUR (€) item
Share-Based Payment for Executive Board Members
Number of share units granted | item	214,530	205,965	238,428
Total expense | €	€ 36,127	€ 9,986	€ 6,356